Amortization Expense for Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense for other intangible assets	$ 1,694	$ 1,567	$ 1,587